Material Accounting Policies - Schedule of Policies for Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Data miners [Member]
Schedule of Policies for Property, Plant and Equipment [Line Items]
Amortization method	Straight-line
Data miners [Member] | Bottom of Range [Member]
Schedule of Policies for Property, Plant and Equipment [Line Items]
Amortization period	12 months
Data miners [Member] | Top of Range [Member]
Schedule of Policies for Property, Plant and Equipment [Line Items]
Amortization period	36 months
Equipment [Member]
Schedule of Policies for Property, Plant and Equipment [Line Items]
Amortization method	Straight-line
Equipment [Member] | Bottom of Range [Member]
Schedule of Policies for Property, Plant and Equipment [Line Items]
Amortization period	36 months
Equipment [Member] | Top of Range [Member]
Schedule of Policies for Property, Plant and Equipment [Line Items]
Amortization period	120 months
Leasehold improvement [Member]
Schedule of Policies for Property, Plant and Equipment [Line Items]
Amortization method	Straight-line
Amortization period	120 months
Powerplant in use [Member]
Schedule of Policies for Property, Plant and Equipment [Line Items]
Amortization method	Straight-line
Amortization period	480 months